Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

(a) Basis of Presentation

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

(b) Basis of Consolidation

The consolidated financial statements include the financial statements of Focus Media Holding, its majority-owned subsidiaries, its VIEs and their majority-owned subsidiaries. All inter-company transactions and balances have been eliminated upon consolidation.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power or has the power to: appoint or remove the majority of the members of the board of directors; cast a majority of votes at the meeting of the board of directors; or govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

US GAAP provides guidance on the identification and financial reporting for entities over which control is achieved through means other than voting interests, which requires certain VIEs to be consolidated by the primary beneficiary of the entity if the equity investors in the entity do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. Through the contractual arrangements between the Company and the VIEs, the Company controls the operating activities and holds all the beneficial interests of the VIEs and has been determined to be the primary beneficiary of the VIEs. The Company has concluded that such contractual arrangements are legally enforceable (see Note 3 for related risks and uncertainties).

Net income or loss of a subsidiary is attributed to the Company and to the noncontrolling interests either on the basis of relative ownership interest or in accordance with contractual agreements that specify a different allocation, such as in the case of VIEs. Noncontrolling interests in subsidiaries are presented separately from the Group’s equity therein.

(c) Cash and Cash Equivalents and Restricted Cash

Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use, and which have original maturities of three months or less when purchased.

Restricted cash is deposited in bank accounts as security for bank borrowings. These deposits carry fixed interest rates and are released when the related bank borrowings are settled by the Group.

(d) Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and revenue and expenses in the financial statements and accompanying notes. Actual results could differ from such estimates. Significant accounting estimates reflected in the Group’s financial statements include allowance for doubtful accounts, useful lives of long-lived assets, assumptions utilized in accrual of promotion and marketing expenses, the impairment of long-lived assets, equity method investment and goodwill, the recognition and measurement of current and deferred income tax assets, valuation of financial instruments, and the valuation and recognition of share-based compensation. The actual results experienced by the Group may differ from management’s estimates.

(e) Short-term investments

The Group enters into asset management agreements to invest in debt securities with commercial banks from time to time. Certain asset management agreements have a definite investment period. When the Group has both the positive intent and ability to hold these debt investments to maturity, it classifies them as held-to-maturity and records them at amortized cost. All held-to-maturity investments have remaining maturities of less than one year.

Certain asset management agreements may not have a definite investment period. The Group classifies these investments in debt and equity securities as available-for-sale securities, which are stated at fair market value with unrealized gains and losses recorded in accumulated other comprehensive income. All available-for-sale debt investments have remaining maturities of less than one year. The Group routinely reviews available-for-sale and held-to-maturity investments for other-than-temporary declines in fair value below the cost basis, and when events or changes in circumstances indicate the carrying value of an asset may not be recoverable, the investments are written down to fair value.

As of December 31, 2010 and 2011, all the investments of the Group were classified as held-to-maturity and recorded at amortized costs.

(f) Long-term investments

Investments in affiliates

Affiliated companies are entities over which the Group has significant influence, but which it does not control. Investments in equity affiliates are accounted for by the equity method of accounting. Under this method, the Group’s share of the post-acquisition profits or losses of affiliated companies is recognized in the consolidated statement of operations and its shares of post-acquisition movements in other comprehensive income are recognized in other comprehensive income. When the Group’s share of losses in an affiliated company equals or exceeds its interest in the affiliated company, the Group does not recognize further losses, unless the Group has incurred obligations or made payments on behalf of the affiliated company, which to date the Company has not. As of December 31, 2011, on the basis of the duration and severity of the decline in the market price of the equity affiliates shares, the Group concluded that there has been a loss in value of the investment that is other-than-temporary and recorded an impairment loss of $38,265,294.

Other investments

Investments in private companies with an ownership interests less than 20% in which the Group does not have significant influence, are accounted for by the cost method of accounting and are recorded at the lower of cost or fair market value.

(g) Equipment, Net

Equipment, net is carried at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Media display equipment	5 years
Computers and office equipment	5 years
Vehicles	5 years
Leasehold improvements	lesser of the term of the lease or the estimated useful lives of the assets

Gains and losses from the disposal of property and equipment are included in income from operations.

(h) Acquired Intangible Assets, net

Acquired intangible assets, which consist of operation and broadcasting rights, lease agreements, customer bases, customer backlogs, trademarks, non-compete agreements, and acquired technology are valued at cost less accumulated amortization. Amortization of acquired intangible assets (except for certain customer bases) is calculated using the straight-line method over their expected useful lives of one to ten years. Amortization of certain customer bases are calculated using an accelerated method over the expected useful lives of the underlying customers.

(i) Impairment of Long-Lived Assets

The Group evaluates its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. When these events occur, the Group measures impairment by comparing the carrying amount of the assets to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the future undiscounted cash flow is less than the carrying amount of the assets, the Group recognizes an impairment loss equal to the excess of the carrying amount over the fair value of the assets.

(j) Impairment of Goodwill

The Group tests goodwill for possible impairment on an annual basis as of December 31 of each year and at any other time if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. Two-step impairment test is performed. The first step compares the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill.

(k) Revenue Recognition

The Group’s revenues are primarily derived from advertising services.

Revenues from advertising services are recognized when (i) persuasive evidence of an arrangement exists; (ii) delivery of the products and/or services has occurred and risks and rewards of ownership have passed to the customer; (iii) the selling price is both fixed and determinable; and (iv) collection of the resulting receivable is reasonably assured.

The Group generates advertising service revenues from the sale of advertising time slots in its various networks, including the LCD display network, the in-store network, the poster frame network, movie theatre network, which represents big screen space leased from movie theatres and on traditional billboard network. The Group determines the services are delivered when the advertisements are broadcasted according to the contracts, which set forth the type of device, the number of devices, location and number of buildings, broadcasting period, length of the advertisement and frequency of the advertisement to be broadcasted. In the majority of advertising arrangements, the Group acts as a principal in the transaction and records advertising revenues on a gross basis. The associated expenses are recorded as cost of revenues. In some instances the Group is considered an agent and recognizes revenue on a net basis. Revenues from advertising services are recognized, net of agency rebates and sales taxes, ratably over the period in which the advertisement is displayed, assuming all other revenue recognition criteria have been met. Sales taxes incurred during the years ended December 31, 2009, 2010 and 2011 were $34,867,970, $49,881,754 and $68,126,870, respectively.

Prepayments for advertising services are deferred and recognized as revenue when the advertising services are rendered.

(l) Operating Leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the lease periods.

(m) Advertising Costs

The Group expenses advertising costs as incurred. Total advertising expenses were $559,612, $718,877 and $753,650 for the years ended December 31, 2009, 2010, and 2011, respectively, and have been included in general and administrative expenses.

(n) Foreign Currency Translation

The functional and reporting currency of Focus Media Holding is the United States dollar (“US dollar”). Monetary assets and liabilities denominated in currencies other than the US dollar are translated into the US dollar at the rates of exchange in effect at the balance sheet date. Transactions in currencies other than the US dollar during the year are converted into US dollar at the applicable rates of exchange prevailing at the transactions date. Transaction gains and losses are recognized in other operating income (expenses), net. The financial records of the Group’s subsidiaries and its VIEs are maintained in its local currency, the Renminbi (“RMB”), which is the functional currency. Assets and liabilities are translated at the exchange rates at the balance sheet date. Equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income in the statements of equity and comprehensive income (loss).

(o) Income Taxes

Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities determined based on recognition and measurement requirements for tax position and their reported amounts in the financial statements, net operating loss carry forwards and credits by applying enacted statutory tax rates applicable to future years when the reported amount of the assets or liabilities are recovered or settled, respectively. Deferred tax assets are reduced by a valuation allowance if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities. The components of the deferred tax assets and liabilities are individually classified as current and non-current based upon the classification of the related asset or liability in the financial statements or the expected timing of their reversal if they do not relate to a specific asset or liability.

The Group only recognizes tax benefits related to uncertain tax positions when such positions are more likely than not of being sustained upon examination. For such position, the amount of benefit the Group recognizes is the largest amount of tax benefit that is more than fifty percent likely of being sustained upon the ultimate settlement of such uncertain position.

(p) Comprehensive Income (Loss)

Comprehensive income (loss) includes net income (loss), foreign currency translation adjustments and unrealized gains (losses) on investments classified as available-for-sale. Comprehensive income is reported in the consolidated statements of changes in equity and comprehensive income (loss).

(q) Purchase Price Allocation

Business acquisitions are accounted for using the purchase method of accounting. The Group allocates the total purchase price of an acquisition to the fair values of the tangible and intangible assets acquired and liabilities assumed at the date of acquisition, with the excess purchase price recorded as goodwill. As part of this allocation process, the intangible assets acquired are identified, the values are attributed and the useful lives are estimated. The preliminary purchase price allocation is adjusted, as necessary, after the acquisition closing date through the end of the measurement period of one year or less as when the valuations for the assets acquired and liabilities assumed is finalized.

Purchase price allocations are determined based on a number of factors, including a valuation support provided by third party appraisal firms in some cases. The valuation analysis normally utilizes and considers appropriate valuation methodologies such as the income, market, cost and actual transaction of the Group’s shares approach. Certain assumptions, which include projected cash flows and replacement costs in the valuation analysis are incorporated in the valuation.

In the valuation of intangible assets, including operating lease agreements, customer bases, and contract backlogs, and indication of value is developed through the application of a form of income approach, known as multi-period excess earnings method. The first step to apply the multi-period excess earnings method is to estimate the future debt-free net income attributable to the intangible assets. The resulting debt-free net income is then reduced by an estimated fair rate of return on contributory assets necessary to realize the projected earnings attributable to the intangible assets. These assets include fixed assets, working capital and other intangible assets.

Valuation of the trademarks is based on the relief from royalty method whereby an asset is valued based upon the after-tax cash flow savings accruing to the owner by virtue of the fact that the owner does not have to pay a “fair royalty” to a third party for the use of that asset. Accordingly, a portion of the owner’s earnings, equal to the after-tax royalty that would have been paid for use of the asset can be attributed to that asset. The value of the asset depends on the present worth of future after-tax royalties attributable to the asset to their present worth at market-derived rates of return appropriate for the risks of that particular asset.

The valuation of non-compete agreements is determined based on estimated losses attributable to potential competition, should the non-compete clause not exist.

(r) Fair Value of Financial Instruments

Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

The Group applies a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Under this hierarchy, there are three levels of inputs that may be used to measure fair value:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical asset or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model- derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to asset or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Group did not have any financial instruments that were required to be measured at fair value on a recurring basis as of December 31, 2010 and 2011. The carrying values of financial instruments, which consist of cash and cash equivalents, short-term investments, accounts receivable, prepaid expenses and other current assets, deposits paid for acquisition of subsidiaries, amount due from and due to related parties, bank loans and accounts payable. Except for long-term bank loan and acquisition purchase price payable, the fair value of financial instruments approximates their carrying value as of December 31, 2010 and 2011 due to their short-term nature. The fair value of long term bank loan and acquisition purchase price payable also approximates its fair value as the interest rate on the debt is close to prevailing market rate as of December 31, 2011 and the assumptions used in assessing the fair value of the acquisition purchase price payable remain unchanged. The Group does not use derivative instruments to manage risks.

(s) Share-based Compensation

The Company’s share-based compensation with employees, such as restricted shares and share options, is measured at the grant date, based on the fair value of the award, and is recognized as expense over the requisite service period. The Company has made an estimate of expected forfeitures and is recognizing compensation cost only for those equity awards expected to vest.

The Group’s total share-based compensation expense for the years ended December 31, 2009, 2010 and 2011 was $66,503,134, $45,591,618 and $61,801,912, respectively.

The following table summarizes the share-based compensation recognized in the consolidated statements of operations:

	For the years ended December 31,
	2009	2010	2011
Cost of sales	$1,504,092	$976,822	$879,413
General and administrative	26,037,349	40,272,194	57,119,416
Selling and marketing	12,221,732	4,342,602	3,803,083
Net income (loss) from discontinued operations	26,739,961	—	—

Total	$66,503,134	$45,591,618	$61,801,912

(t) Income (Loss) per Share

Basic income (loss) per share is computed by dividing income attributable to Focus Media Holdings Limited shareholders by the weighted average number of ordinary shares outstanding during the year. Diluted income (loss) per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares and is calculated using the treasury stock method for stock options and unvested shares. Common equivalent shares for which the exercise price exceeds the average market price over the period have an anti-dilutive effect on income per share and, accordingly, are excluded from the calculation. Common equivalent shares are also excluded from the calculation in loss periods as their effects would be anti-dilutive.

(u) Non-controlling Interest

As of December 31, 2010 and 2011, the majority of the Group’s noncontrolling interest is attributable to the LCD display segment.

The following schedule shows the effects of changes in Focus Media’s ownership interest in its subsidiaries on equity attributable to Focus Media:

	For the years ended December 31,
	2009	2010	2011
Net income (loss) attributable to Focus Media	$(213,257,044)	$184,273,477	$162,677,038

Transfers (to) from the non-controlling interest:
Increase in Focus Media’s additional paid-in capital due to partial disposal of subsidiaries	1,391,800	3,817,579	33,783

Net transfers (to) from non-controlling interest	1,391,800	3,817,579	33,783

Change from net income attributable to Focus Media and transfers (to) from noncontrolling interest	$(211,865,244)	$188,091,056	$162,710,821

(v) Government grants

Unrestricted government subsidies from local governmental agencies, which allow the Group full discretion in utilizing the funds, were $14,024,545, $15,797,209 and $19,937,901 for the years ended December 31, 2009, 2010 and 2011, respectively, of which, $11,122,063, $14,706,120 and $19,937,901 was recorded as other operating income in the consolidated statements of operations and $2,902,482, $1,091,089 and nil was related to discontinued operations.

(w) Related parties

Affiliates of the enterprise; entities for which investments are accounted for by the equity method by the enterprise; trusts for the benefit of employees, such as pension and profit-sharing trusts that are managed by or under the trusteeship of management; principal owners of the enterprise; its management; members of the immediate families of principal owners of the enterprise and its management; and other parties with which the enterprise may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. Another party also is a related party if it can significantly influence the management or operating policies of the transacting parties or if it has an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests.

(x) Recently Issued Accounting Standards

In May 2011, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 amended the FASB Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures to converge the fair value measurement guidance in US GAAP and International Financial Reporting Standards (“IFRSs”). Some of the amendments clarify the application of existing fair value measurement requirements, while other amendments change particular principles in ASC 820. In addition, ASU 2011-04 requires additional fair value disclosures. ASU 2011-04 is effective for fiscal years beginning after December 15, 2011 and should be applied prospectively. The Group does not expect that ASU 2011-04 will have a significant impact on its consolidated results of operations or financial position.

In June 2011, the FASB issued ASU No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income (“ASU 2011-05”). ASU 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity and requires an entity to present items of net income, other comprehensive income and total comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In December 2011, the FASB issued ASU 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05 (“ASU 2011-12”). ASU 2011-12 defers the effective date of the changes in ASI 2011-05 that relate to the presentation of reclassification adjustments for each component of other comprehensive income in both net income and other comprehensive income. The amendments in the ASU’s do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. ASU 2011-05 and ASU 2011-12 are both effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and must be applied retrospectively. The Group will be required to adopt ASU 2011-05 and ASU 2011-12 no later than the quarter beginning January 1, 2012. As the ASUs require additional presentation only, there will be no impact to the Group’s consolidated results of operations or financial position.

In September 2011, the FASB issued ASU No. 2011-08, Intangibles-Goodwill and Other (Topic 350): Testing Goodwill for Impairment (“ASU 2011-08”). ASU 2011-08 gives an entity the option to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350. Previous guidance required an entity to test goodwill for impairment by first comparing the fair value of a reporting unit with its carrying amount. ASU 2011-08 is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The Group will be required to adopt ASU 2011-08 as of January 1, 2012 and does not expect that ASU 2011-08 will have a significant impact on its consolidated results of operations or financial position.